IMPAIRMENT (REVERSAL) CHARGE (Tables)	12 Months Ended
Dec. 31, 2024
IMPAIRMENT (REVERSAL) CHARGE
Schedule of impairment reversal charges

	Years ended December 31,
	2024	2023
Property, plant and equipment (i)	$(74.1)	$—
Inventories (ii)	—	38.9
	$(74.1)	$38.9